AMOUNTS DUE TO AN ULTIMATE BENEFICIAL SHAREHOLDER (Details Narrative) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Promissory notes principal amount		$ 12,300,650	$ 12,300,650	$ 12,300,493
Borrowings, interest rate		8.00%	7.50%
Borrowings	[1]	$ 10,352,990	$ 12,819,230
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		6.00%
Ultimate beneficial shareholder [member]
IfrsStatementLineItems [Line Items]
Loan balance		$ 257,648	895,645
Borrowings		$ 207,407	$ 1,217,405
Ultimate beneficial shareholder [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		8.00%	8.00%

[1]	Bank borrowings carry a weighted average effective interest rate at 5% (2023: 6%).